Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	6,839,822	3,576,586	0	6,295,949	0
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 63.23	$ 66.74	$ 0	$ 63.56	$ 0